--------------------------------------------------------------------------------
NEW JERSEY
DAILY MUNICIPAL                             600 Fifth Avenue, New York, NY 10020
INCOME FUND, INC.                                                  (212)830-5200

================================================================================






Dear Shareholder:


We are pleased to present the annual report of New Jersey Daily Municipal Income Fund, Inc. for the year ended October 31, 2001.

The Fund had net assets of $201,223,109 and 652 active shareholders as of October 31, 2001.

Thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,




\s\Steven W. Duff



Steven W. Duff
President






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 2001

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Tax Exempt Commercial Paper (13.52%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   New Jersey EDA Exempt Facilities RB (Chambers Co-Generation )
              LOC Dexia CLF                                                     11/07/01      1.75%  $ 5,000,000   VMIG-1     A1+
  6,800,000   New Jersey EDA Exempt Facilities RB (Logan 1992 Project)
              LOC Union Bank of Switzerland                                     11/07/01      1.75     6,800,000   VMIG-1     A1+
  5,000,000   New Jersey EDA (Princeton University) - Series 1997A              11/07/01      1.65     5,000,000     P1       A1+
  1,000,000   New Jersey EDA (Princeton University) - Series 1997A              11/07/01      1.90     1,000,000     P1       A1+
  4,000,000   Salem County, NJ PCFA
              (Philadelphia Electric Company) - Series 93
              LOC Bank One                                                      03/06/02      2.40     4,000,000   VMIG-1     A1+
  2,400,000   State of New Jersey TRAN - Series 2001A                           11/14/01      2.10     2,400,000     P1       A1+
  3,000,000   State of New Jersey TRAN - Series 2002A                           11/09/01      2.00     3,000,000     P1       A1+
-----------                                                                                          -----------
 27,200,000   Total Tax Exempt Commercial Paper                                                       27,200,000
-----------                                                                                          -----------
Tax Exempt General Obligation Notes & Bonds (22.68%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,180,906   Borough of Carlstadt, Bergen County, NJ BAN (b)                   02/08/02      3.35%  $ 1,182,293
  1,000,000   Morristown, NJ TAN (b)                                            02/15/02      3.13     1,000,838
  2,095,105   Mountain Lakes, NJ BAN (b)                                        07/25/02      3.38     2,105,503
  2,400,000   Ocean City, NJ BAN (b)                                            12/12/01      4.24     2,400,774
  1,040,000   Ocean County, NJ General Improvement GO Bonds (b)                 08/01/02      3.60     1,047,994
  2,150,000   Paterson, NJ General Improvement Bonds (b)
              Insured by FSA                                                    01/15/02      3.60     2,153,646
  2,605,000   Secaucus, NJ BAN (b)                                              01/18/02      2.96     2,607,428
  4,550,000   Sussex County, NJ Municipal Utility Authority Project Notes (b)   12/14/01      3.37     4,552,076
  3,670,000   Tinton Falls, NJ BAN (b)                                          09/27/02      2.30     3,688,648
  2,850,000   Township of Alexandria, NJ BAN (b)                                12/11/01      4.29     2,851,046
  1,852,500   Township of Alexandria, NJ BAN (b)                                03/07/02      3.35     1,856,206
    931,000   Township of Hardyston, NJ BAN (b)                                 04/24/02      3.31       932,931
  2,627,000   Township of Monroe, Middlesex County, NJ BAN (b)                  07/22/02      2.65     2,642,659
  2,293,000   Township of Monroe, Middlesex County, NJ BAN (b)                  09/17/02      2.10     2,304,817
  1,000,000   Township of North Brunswick, Middlesex County, NJ BAN             02/21/02      3.26     1,001,335    MIG-1
  9,000,000   Township of Woodbridge, NJ BAN                                    07/26/02      2.62     9,024,360    MIG-1
  4,279,322   Village Township of South Orange, NJ BAN (b)                      01/28/02      3.06     4,284,319
-----------                                                                                          -----------
 45,523,833   Total Tax Exempt General Obligation Notes & Bonds                                       45,636,873
-----------                                                                                          -----------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (c) (63.07%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,900,000   Camden County, NJ Improvement Authority RB
              (Parkview Redevelopment Housing Project) - Series 1996
              LOC General Electric Capital Corporation                          07/01/26      1.95%  $ 4,900,000              A1
  1,450,000   Clipper, NJ Tax-Exempt Certificate - Series 1999                  12/28/04      2.18     1,450,000   VMIG-1
  4,145,000   Commonwealth of Puerto Rico Public Improvement
              Tender Option Certificates
              Insured by FSA                                                    07/01/19      1.80     4,145,000              A1+
  6,050,000   Hemet, CA MHRB (Mercury Savings and Loans)
              Guaranteed by Federal Home Loan Mortgage Corp.                    01/01/25      1.90     6,050,000              A1+
 11,800,000   Hudson County, NJ Improvement Authority
              (Essential Purpose Pooled Government)
              LOC First Union National Bank                                     07/15/26      1.80    11,800,000              A1
  3,097,500   Morgan Stanley Floating Rate Trust
              (Mercer County Improvement Authority) - Series 402                01/01/18      2.03     3,097,500   VMIG-1
  2,300,000   New Jersey EDA
              (400 International Drive, Rockefeller Corporation) (b)
              LOC Barclays Bank PLC                                             09/01/05      1.60     2,300,000
  3,400,000   New Jersey EDA (Senior Care Bayshore Health) - Series A
              LOC Kredietbank                                                   04/01/28      1.75     3,400,000   VMIG-1
  1,200,000   New Jersey EDA (Stolthaven Project) - Series A
              LOC Citibank, N.A.                                                01/15/18      1.90     1,200,000     P1       A1+
  3,300,000   New Jersey EDA Dock Facility Refunding RB
              (Bayonne/IMTT-Bayonne Project) - Series A
              LOC Rabobank Nederland                                            12/01/27      1.80     3,300,000   VMIG-1
  1,000,000   New Jersey EDA Dock Facility Refunding RB
              (Bayonne/IMTT-Bayonne Project) - Series 1
              LOC Bank One                                                      12/01/27      1.85     1,000,000   VMIG-1
  1,450,000   New Jersey EDA Economic Growth Bonds - Series 1994A
              LOC National Westminster Bank PLC                                 08/01/14      2.20     1,450,000              A1
  2,325,000   New Jersey EDA IDRB (Kooltronic Incorporated Project) (b)
              LOC First Union National Bank                                     12/01/08      2.10     2,325,000
    100,000   New Jersey EDA Manufacturing Facility RB
              (Commerce Center Project)
              LOC PNC Bank, N.A.                                                08/01/17      1.90       100,000              A1
  4,000,000   New Jersey EDA RB (Airis Newark LLC Project)
              Insured by AMBAC Indemnity Corp.                                  01/01/19      1.95     4,000,000   VMIG-1     A1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2001

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   New Jersey EDA RB (Bennedictine Abbey Newark)
              LOC First Union National Bank                                     12/01/30      1.80%  $ 2,000,000   VMIG-1
  2,765,000   New Jersey EDA RB (Color Graphics Inc. Project) (b)
              LOC First Union National Bank                                     12/01/17      1.95     2,765,000
  2,710,000   New Jersey EDA RB (Filtra Corporation Project) (b)
              LOC Summit Bank                                                   08/01/15      2.15     2,710,000
  1,465,000   New Jersey EDA RB (Mclean Association LLC Project) (b)
              LOC First Union National Bank                                     08/01/14      2.10     1,465,000
  1,500,000   New Jersey EDA RB
              (New Jersey Natural Gas Company) - Series A
              Insured by AMBAC Indemnity Corp.                                  08/01/30      2.05     1,500,000   VMIG-1     A1+
    920,000   New Jersey EDA Refunding RB (Ninette Group, L.P. Project) (b)
              LOC First Union National Bank                                     08/01/11      2.00       920,000
  1,000,000   New Jersey EDA Refunding RB (Union County Genlyte Project)
              LOC Bank of America                                               10/15/09      2.05     1,000,000     P1
  2,000,000   New Jersey EDA School RB (Peddie School) - Series 1994B           02/01/19      1.90     2,000,000              A1
    850,000   New Jersey EDA School RB (Peddie School) - Series 1996            02/01/26      1.90       850,000              A1
  2,500,000   New Jersey EDA Thermal Energy Facility RB
              LOC Bank One                                                      12/01/09      2.00     2,500,000   VMIG-1
  3,100,000   New Jersey HFFA (Hospital Capital Asset Finance)
              LOC Chase Manhattan Bank, N.A.                                    07/01/35      1.80     3,100,000   VMIG-1
  8,200,000   New Jersey Sports & Expo Authority Services
              Insured by MBIA Insurance Corp.                                   09/01/24      1.80     8,200,000   VMIG-1     A1+
  2,850,000   New Jersey State EDA (Campus 130 Association) (b)
              LOC Bank Of New York                                              12/01/11      2.20     2,850,000
  1,791,500   New Jersey State EDA RB (Hartz & Rex Associates) (b)
              LOC Citibank, N.A.                                                01/01/12      2.23     1,791,500
  5,000,000   New Jersey State Educational Facilities
              (College of New Jersey) - Series A
              Insured by AMBAC Indemnity Corp.                                  07/01/29      2.05     5,000,000   VMIG-1     A1+
  1,100,000   New Jersey State
              Municipal Securities Trust Receipts - Series CB1                  02/15/11      2.10     1,100,000   VMIG-1
  2,000,000   New Jersey State TRAN Corporate Certificate
              (Putters) - Series 148
              Insured by AMBAC Indemnity Corp.                                  03/15/09      1.95     2,000,000              A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  6,000,000  New Jersey State Transportation Puttable Tax Exempt Receipts
              Insured by MBIA Insurance Corp.                                   06/15/10      1.98%  $  6,000,000             A1+
   8,400,000  New Jersey Turnpike RB - Series 1991D
              Insured by FGIC                                                   01/01/18      1.75      8,400,000  VMIG-1     A1+
   2,000,000  North Carolina Medical Care Community Hospital
              (Duke University Project)                                         06/01/15      2.05      2,000,000  VMIG-1     A1+
   4,000,000  Port Authority of New York & New Jersey Rob/Ins
              Trust Receipts CLF - Series 10
              Insured by FSA                                                    01/15/17      2.08      4,000,000  VMIG-1     A1+
   2,000,000  Puerto Rico Infrastructure Financing Authority (b)
              (Eagle Trust) - Series 2001                                       10/01/34      1.93      2,000,000
   1,300,000  Puerto Rico PFC P-Floats - PA 561R
              Insured by FSA                                                    07/01/16      1.98      1,300,000             A1+
   3,050,000  Puerto Rico PFC P-Floats - PA 610R
              Insured by FSA                                                    08/01/13      1.98      3,050,000             A1+
   1,495,000  Puerto Rico PFC P-Floats - PA 783
              LOC Merrill Lynch & Company, Inc.                                 10/01/19      1.98      1,495,000             A1+
   3,000,000  Puerto Rico PFC P-Floats - PA 783
              LOC Merrill Lynch & Company Inc.                                  10/01/24      1.98      3,000,000             A1+
   1,000,000  Somerset, NJ Industrial Pollution Control
              Authority (Minnesota Mining Co.)                                  08/01/22      1.90      1,000,000             A1+
   2,400,000  State of New Jersey                                               05/01/03      1.90      2,400,000  VMIG-1
------------                                                                                         ------------
 126,914,000  Total Variable Rate Demand Instruments                                                  126,914,000
------------                                                                                         ------------
              Total Investments (99.27%) (Cost $199,750,873+)                                         199,750,873
              Cash And Other Assets In Excess of Liabilities (0.73%)                                    1,472,236
                                                                                                     ------------
              Net Assets (100.00%)                                                                   $201,223,109
                                                                                                     ============
              Net Asset Value, Offering And Redemption Price Per Share:
              Class A Shares, 121,965,900 Shares Outstanding (Note 3)                                $       1.00
                                                                                                     ============
              Class B Shares,  16,020,012 Shares Outstanding (Note 3)                                $       1.00
                                                                                                     ============
              JPMorgan Shares, 63,253,322 Shares Outstanding (Note 3)                                $       1.00
                                                                                                     ============


              +   Aggregate cost for federal income tax purposes is identical.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS  (CONTINUED)
OCTOBER 31, 2001

================================================================================


FOOTNOTES:


(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(c) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     BAN      =   Bond Anticipation Note                          LOC      =    Letter of Credit
     EDA      =   Economic Development Authority                  MHRB     =    Multi-family Housing Revenue Bond
     FGIC     =   Financial Guarantee Insurance Company           PCFA     =    Pollution Control Finance Authority
     FSA      =   Financial Securities Assurance                  PFC      =    Public Finance Corporation
     GO       =   General Obligations                             RB       =    Revenue Bond
     HFFA     =   Health Facility Finance Authority               TAN      =    Tax Anticipation Note
     IDRB     =   Industrial Development Revenue Bond             TRAN     =    Tax and Revenue Anticipation Note











--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 2001

================================================================================


INVESTMENT INCOME

Income:

   Interest................................................................................   $   5,772,867
                                                                                               ------------

Expenses: (Note 2)

   Investment management fee...............................................................         575,736

   Administration fee......................................................................         403,015

   Shareholder servicing fee (Class A shares)..............................................         226,165

   Shareholder servicing fee (JPMorgan shares).............................................         125,684

   Custodian fee...........................................................................          12,329

   Shareholder servicing and related shareholder expenses+.................................         150,158

   Legal, compliance and filing fees.......................................................          62,418

   Audit and accounting....................................................................          86,125

   Directors' fees.........................................................................           6,020

   Other...................................................................................           9,522
                                                                                               ------------

    Total expenses.........................................................................       1,657,172

    Expenses paid indirectly...............................................................   (      14,663)
                                                                                               ------------

    Net expenses...........................................................................       1,642,509
                                                                                               ------------

Net investment income......................................................................       4,130,358



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments....................................................         -0-
                                                                                               ------------

Increase in net assets from operations.....................................................   $   4,130,358
                                                                                               ============


+ Includes class specific transfer agency expenses of $84,333, $7,994 and $46,866 for Class A, Class B and JPMorgan shares, respectively.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 2001 AND 2000

================================================================================



                                                                          2001                    2000
                                                                     --------------          --------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income.........................................    $    4,130,358          $    4,579,279
   Net realized gain (loss) on investments.......................           -0-              (           84)
                                                                     --------------           -------------
   Increase in net assets from operations........................         4,130,358               4,579,195
Dividends to shareholders from net investment income:
       Class A shares............................................    (    2,312,673)*        (    2,799,602)*
       Class B shares............................................    (      385,272)*        (      308,499)*
       JPMorgan shares...........................................    (    1,432,413)*        (    1,471,178)*
Capital share transactions (Note 3):
       Class A shares............................................        28,108,559          (    7,868,383)
       Class B shares............................................         3,600,928               5,648,668
       JPMorgan shares...........................................        11,625,939               6,513,413
                                                                     --------------          --------------
       Total increase (decrease).................................        43,335,426               4,293,614
Net assets:
   Beginning of year.............................................       157,887,683             153,594,069
                                                                     --------------          --------------
   End of year...................................................    $  201,223,109          $  157,887,683
                                                                     ==============          ==============

*  Designated as exempt-interest dividends for federal income tax purposes.










--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies.

     New Jersey Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment
     Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and JPMorgan shares (formerly Chase Vista shares). The Class A and JPMorgan shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A, Class B and JPMorgan shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on February 9, 1996 and JPMorgan shares commenced on July 9, 1999. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (Manager), at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

================================================================================

2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A and JPMorgan shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect only to the Class A and JPMorgan shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $95,914 paid to Reich & Tang Services L.P., an affiliate of the Manager, as shareholder servicing agent for the Fund. Also, included under the same caption are expense offsets of $169.

Included in the Statement of Operations under the caption "Custodian fees" are expense offsets of $14,494.

3. Capital Stock.

At October 31, 2001, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $201,238,964. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                               Year
Class A shares                                       Ended                              Ended
--------------                                 October 31, 2001                   October 31, 2000
                                               ----------------                   ----------------
Sold...................................            375,283,526                        277,633,942
Issued on reinvestment of dividends....              2,285,044                          2,666,795
Redeemed...............................         (  349,460,011)                    (  288,169,120)
                                                 -------------                      -------------
Net increase (decrease)................             28,108,559                     (    7,868,383)
                                                 =============                      =============

                                                     Year                               Year
Class B shares                                       Ended                              Ended
--------------                                 October 31, 2001                   October 31, 2000
                                               ----------------                   ----------------
Sold...................................             55,880,699                         57,623,177
Issued on reinvestment of dividends....                374,715                            292,988
Redeemed...............................         (   52,654,486)                    (   52,267,497)
                                                 -------------                      -------------
Net increase (decrease)................              3,600,928                          5,648,668
                                                 =============                      =============

                                                     Year                               Year
JPMorgan shares                                      Ended                              Ended
---------------                                October 31, 2001                   October 31, 2000
                                               ----------------                   ----------------
Sold...................................            168,959,320                         95,773,596
Issued on reinvestment of dividends....              1,472,639                          1,437,801
Redeemed...............................         (  158,806,020)                    (   90,697,984)
                                                 -------------                      -------------
Net increase...........................             11,625,939                          6,513,413
                                                 =============                      =============


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

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================================================================================

4. Tax Information.

Accumulated undistributed net realized losses at October 31, 2001 amounted to $15,855. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire October 31, 2002 through October 31, 2008.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 65% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

6. Financial Highlights.

Class A shares                                                             Year Ended
--------------                                                             October 31,
                                                --------------------------------------------------------------
                                                   2001         2000         1999         1998         1997
                                                ---------    ---------     --------     ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............  $   1.00     $   1.00      $   1.00     $   1.00     $   1.00
                                                ---------    ---------     ---------    ---------    ---------
   Net investment income......................      0.022        0.030         0.023        0.026        0.027
Less distributions:
   Dividends from net investment income.......  (   0.022)   (   0.030)    (   0.023)   (   0.026)   (   0.027)
                                                ---------     --------      --------    ---------    ---------
Net asset value, end of year..................  $   1.00     $   1.00      $   1.00     $   1.00     $   1.00
                                                =========     ========     =========    ==========   ==========
Total Return..................................      2.21%        3.00%         2.30%        2.65%        2.70%
Ratios/Supplemental Data
Net assets, end of year (000).................  $  121,956   $   93,848    $  146,824   $  166,234   $  217,529
Ratios to average net assets:
   Expenses (a)...............................      0.88%        0.89%         0.86%        0.84%        0.86%
   Net investment income......................      2.13%        2.96%         2.27%        2.60%        2.66%
 Expenses paid indirectly.....................      0.01%        0.00%         0.00%        0.00%        0.00%

(a) Includes expenses paid indirectly








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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

================================================================================
6. Financial Highlights. (Continued)

                                                                         Year Ended
Class B shares                                                           October 31,
--------------                                  --------------------------------------------------------------
                                                  2001         2000          1999          1998         1997
                                                ---------    ---------     --------     ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............  $   1.00     $   1.00      $   1.00     $   1.00     $   1.00
                                                ---------    ---------     ---------    ---------    ---------
Income from investment operations:
  Net investment income.......................      0.024        0.032         0.025        0.028        0.029
Less distributions:
  Dividends from net investment income........  (   0.024)   (   0.032)    (   0.025)   (   0.028)   (   0.029)
                                                 --------     --------      --------     --------     --------
Net asset value, end of year..................  $   1.00     $   1.00      $   1.00     $   1.00     $   1.00
                                                =========    =========     =========    =========    =========
Total Return..................................      2.44%        3.22%         2.51%        2.86%        2.91%
Ratios/Supplemental Data
Net assets, end of year (000).................  $   16,019   $   12,418    $    6,770   $    2,278   $      315
Ratios to average net assets:
  Expenses (a)................................      0.66%        0.67%         0.67%        0.63%        0.65%
  Net investment income.......................      2.41%        3.23%         2.48%        2.76%        2.88%
  Expenses paid indirectly....................      0.01%        0.00%         0.00%        0.00%        0.00%

                                                           Year Ended                        July 9, 1999
JPMorgan shares                                            October 31,                (Commencement of Offering)
---------------                                   ----------------------------
                                                    2001                2000              to October 31, 1999
                                                  ---------           --------            -------------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..........    $   1.00            $  1.00                  $  1.00
                                                  ---------           --------                 ---------
Income from investment operations:
  Net investment income.......................        0.022              0.030                    0.007
Less distributions:
  Dividends from net investment income........    (   0.022)          (  0.030)                (  0.007)
                                                   --------            -------                 --------
Net asset value, end of period................    $   1.00            $  1.00                  $  1.00
                                                  =========            =======                =========
Total Return..................................        2.21%              3.00%                    0.72%(b)
Ratios/Supplemental Data
Net assets, end of period (000)...............    $   63,248          $  51,622                $  45,109
Ratios to average net assets:
  Expenses (a)................................        0.88%              0.89%                    0.86%(c)
  Net investment income.......................        2.13%              2.96%                    2.27%(c)
  Expenses paid indirectly....................        0.01%              0.00%                    0.00%

 (a) Includes expenses paid indirectly
 (b) Not Annualized
 (c) Annualized


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

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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================





To the Board of Directors and Shareholders of New Jersey Daily Municipal Income Fund, Inc.





In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New Jersey Daily Municipal Income Fund, Inc. (the "Fund") at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended October 31, 1998 were audited by other independent accountants whose report dated December 4, 1998 expressed an unqualified opinion on those statements.




PricewaterhouseCoopers LLP
New York, New York
December 10, 2001








--------------------------------------------------------------------------------

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-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------




New Jersey Daily Municipal Income Fund, Inc.
  600 Fifth Avenue
  New York, New York 10020


Manager
  Reich & Tang Asset Management LLC
  600 Fifth Avenue
  New York, New York 10020


Custodian
  The Bank of New York
  15 Broad Street, 7th Floor
  New York, New York 10286


Transfer Agent & Dividend
  Disbursing Agent
  Reich & Tang Services, Inc.
  600 Fifth Avenue
  New York, New York 10020









  NJ10/01A

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

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NEW JERSEY
DAILY
MUNICIPAL
INCOME
FUND, INC.






















                                  Annual Report
                                October 31, 2001









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